Financial Statements American Republic Variable Annuity Account Year Ended December 31, 2010 With Report of Independent Registered Public Accounting Firm

American Republic Variable Annuity Account

Financial Statements

Year Ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statements of Assets and Liabilities	2
Statements of Operations	4
Statements of Changes in Net Assets	6
Notes to Financial Statements	9

[Ernst & Young LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprised of the Money Market, Intermediate Bond, Growth, Growth and Income, International Growth, and Balanced Wealth Strategy Divisions, as of December 31, 2010, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2010, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

April 29, 2011

American Republic Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2010

	Money	Intermediate
	Market	Bond
	Division	Division
Assets
Investments in shares of mutual funds, at market	$86,794	$1,123,518
Total assets	86,794	1,123,518

Liabilities	–	–
Net assets	$86,794	$1,123,518

Net assets
Accumulation units	$74,289	$1,078,375
Contracts in annuitization period	12,505	45,143
Total net assets	$86,794	$1,123,518

Investments in shares of mutual funds, at cost	$86,794	$1,041,806
Shares of mutual fund owned	86,794	90,679

Accumulation units outstanding	4,625	37,120
Accumulation unit value	$16.06	$29.05

Annuitized units outstanding	778	1,554
Annuitized unit value	$16.06	$29.05

See accompanying notes.

			Balanced
	Growth and	International	Wealth
Growth	Income	Growth	Strategy
Division	Division	Division	Division

$1,264,762	$528,832	$855,291	$931,243
1,264,762	528,832	855,291	931,243

–	–	–	–
$1,264,762	$528,832	$855,291	$931,243

$1,252,525	$514,839	$837,743	$881,363
12,237	13,993	17,548	49,880
$1,264,762	$528,832	$855,291	$931,243

$986,632	$657,365	$1,152,552	$847,910
62,767	30,764	46,433	81,119

31,683	22,678	32,032	25,601
$39.53	$22.70	$26.15	$34.43

310	616	671	1,449
$39.53	$22.70	$26.15	$34.43

American Republic Variable Annuity Account

Statements of Operations

Year Ended December 31, 2010

	Money	Intermediate
	Market	Bond
	Division	Division
Net investment income (loss)
Income:
Dividends	$9	$62,314
Expenses:
Mortality and expense risk	1,292	16,621
Net investment income (loss)	(1,283)	45,693

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	–	15,342
Realized gain distributions	–	–
Net realized gain (loss) on investments	–	15,342

Change in unrealized appreciation (depreciation) of investments	–	27,531
Increase (decrease) in net assets from operations	$(1,283)	$88,566

See accompanying notes.

			Balanced
	Growth and	International	Wealth
Growth	Income	Growth	Strategy
Division	Division	Division	Division

$3,727	$–	$15,864	$24,366

18,701	7,164	11,104	12,870
(14,974)	(7,164)	4,760	11,496

52,451	(26,869)	(49,176)	4,375
–	–	–	–
52,451	(26,869)	(49,176)	4,375

129,911	88,461	129,175	63,755
$167,388	$54,428	$84,759	$79,626

American Republic Variable Annuity Account

Statements of Changes in Net Assets

	Money Market		Intermediate
	Division		Bond Division
	Year Ended December 31		Year Ended December 31
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,283)	$(1,770)	$45,693	$27,849
Net realized gain (loss) on investments	–	–	15,342	(16,090)
Change in unrealized appreciation
(depreciation) of investments	–	–	27,531	187,508
Increase (decrease) in net assets
from operations	(1,283)	(1,770)	88,566	199,267

Contract transactions:
Administrative charges	(165)	(251)	(1,126)	(1,363)
Contract distributions and terminations	(2,241)	(75,534)	(144,565)	(408,964)
Transfer payments from (to) other divisions	–	28,366	–	11,155
Actuarial adjustment in reserves for
currently payable annuity contracts	(32,607)	(29,650)	(29,555)	(25,271)
Increase (decrease) in net assets from
contract transactions	(35,013)	(77,069)	(175,246)	(424,443)
Total (decrease) increase in net assets	(36,296)	(78,839)	(86,680)	(225,176)

Net assets at beginning of year	123,090	201,929	1,210,198	1,435,374
Net assets at end of year	$86,794	$123,090	$1,123,518	$1,210,198

See accompanying notes.

		Growth and		International
Growth Division		Income Division		Growth Division
Year Ended December 31		Year Ended December 31		Year Ended December 31
2010	2009	2010	2009	2010	2009

$(14,974)	$(18,233)	$(7,164)	$13,540	$4,760	$25,503
52,451	(11,627)	(26,869)	(28,304)	(49,176)	(104,453)

129,911	393,544	88,461	102,324	129,175	330,432

167,388	363,684	54,428	87,560	84,759	251,482

(1,188)	(1,325)	(529)	(542)	(819)	(904)
(305,716)	(219,225)	(37,435)	(6,530)	(74,059)	(116,142)
17,608	(14,728)	(17,608)	(16,760)	–	(6,769)

(21,110)	(1,952)	(4,171)	(17,105)	(5,515)	(2,823)

(310,406)	(237,230)	(59,743)	(40,937)	(80,393)	(126,638)
(143,018)	126,454	(5,315)	46,623	4,366	124,844

1,407,780	1,281,326	534,147	487,524	850,925	726,081
$1,264,762	$1,407,780	$528,832	$534,147	$855,291	$850,925

American Republic Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Balanced Wealth
	Strategy Division
	Year Ended December 31
	2010	2009
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,496	$(2,797)
Net realized gain (loss) on investments	4,375	(21,701)
Change in unrealized (depreciation)
appreciation of investments	63,755	239,201
Increase (decrease) in net assets
from operations	79,626	214,703

Contract transactions:
Administrative charges	(970)	(1,084)
Contract distributions and terminations	(76,525)	(234,959)
Transfer payments from (to) other divisions	–	(14,700)
Actuarial adjustment in reserves for
currently payable annuity contracts	(48,073)	(22,382)
Increase (decrease) in net assets from
contract transactions	(125,568)	(273,125)
Total (decrease) increase in net assets	(45,942)	(58,422)

Net assets at beginning of year	977,185	1,035,607
Net assets at end of year	$931,243	$977,185

See accompanying notes.

American Republic Variable Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Significant Accounting Policies

Organization

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in six investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance), an open-end registered investment company (mutual fund) at

December 31, 2010:

Division	Invests Exclusively in Shares of

Money Market	Money Market Portfolio
Intermediate Bond	Intermediate Bond Portfolio
Growth	Growth Portfolio
Growth and Income	Growth and Income Portfolio
International Growth	International Growth Portfolio
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio

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American Republic Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

Investments

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value based on quoted market price. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. Fair Values of Financial Instruments

GAAP defines fair value, establishes a framework for measuring fair value and requires disclosures about fair value measurements. Fair value is the price that the Account would receive at the measurement date upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

A hierarchal framework has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

Assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories:

•	Level 1 – quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments).

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American Republic Variable Annuity Account

Notes to Financial Statements (continued)

2. Fair Values of Financial Instruments (continued)

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Account’s investments in mutual funds included in the Statements of Assets and Liabilities are measured using quoted market prices in active markets for identical investments, and are therefore considered Level 1.

Transfers between fair value hierarchy levels are recognized at the beginning of the period in which the transfer occurs.  There were no transfers between any levels during the year ended December 31, 2010.

3. Expenses and Related-Party Transactions

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract’s value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

4. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is currently being made to the Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2010:

Division	Cost of Purchases	Proceeds From Sales

Money Market	$10	$36,306
Intermediate Bond	89,057	218,610
Growth	4,603	329,984
Growth and Income	21	66,927
International Growth	16,333	91,966
Balanced Wealth Strategy	24,366	138,439

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American Republic Variable Annuity Account

Notes to Financial Statements (continued)

6. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2010			2009
Division	Purchased	Redeemed	Net Decrease	Purchased	Redeemed	Net Decrease

Money Market	–	2,154	(2,154)	1,731	6,419	(4,688)
Intermediate Bond	944	7,127	(6,183)	782	18,102	(17,320)
Growth	43	8,453	(8,410)	654	8,564	(7,910)
Growth and Income	31	2,975	(2,944)	–	2,294	(2,294)
International Growth	44	3,562	(3,518)	18	6,338	(6,320)
Balanced Wealth Strategy	–	3,910	(3,910)	–	9,444	(9,444)

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American Republic Variable Annuity Account

Notes to Financial Statements (continued)

7. Unit Values

The following is a summary of units outstanding, unit values, and net assets at

December 31, 2010, 2009, 2008, 2007, and 2006, and investment income ratios, expense ratios, and total return ratios for the years then ended:

						Ratio of
						Expenses
			Net		Investment	to Average
		Unit	Assets		Income	Net	Total
Division	Units	Value	(000s	)	Ratio (1)	Assets (2)	Return (3)

Money Market
2010	5,403	$16.06	$87		0.01%	1.40%	(1.38)%
2009	7,557	16.29	123		0.21	1.40	(1.23)
2008	12,245	16.49	202		1.89	1.40	0.48
2007	13,034	16.41	214		4.29	1.40	2.92
2006	22,207	15.95	354		4.15	1.40	2.75
Intermediate Bond
2010	38,674	29.05	1,124		5.67	1.40	7.68
2009	44,857	26.98	1,210		3.80	1.40	16.86
2008	62,177	23.09	1,435		2.40	1.40	(7.68)
2007	26,002	25.01	650		5.16	1.40	3.38
2006	36,063	24.19	872		4.13	1.40	2.50
Growth
2010	31,993	39.53	1,265		0.28	1.40	13.46
2009	40,403	34.84	1,408		–	1.40	31.38
2008	48,313	26.52	1,281		–	1.40	(43.28)
2007	56,070	46.76	2,622		–	1.40	11.44
2006	76,273	41.95	3,200		–	1.40	(2.45)
Growth and Income
2010	23,294	22.70	529		–	1.40	11.52
2009	26,238	20.36	534		4.18	1.40	19.14
2008	28,532	17.09	488		2.14	1.40	(41.44)
2007	33,127	29.18	967		1.59	1.40	3.65
2006	52,425	28.15	1,476		1.43	1.40	15.65

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American Republic Variable Annuity Account

Notes to Financial Statements (continued)

7. Unit Values (continued)

						Ratio of
						Expenses
			Net		Investment	to Average
		Unit	Assets		Income	Net	Total
Division	Units	Value	(000s	)	Ratio (1)	Assets (2)	Return (3)

International Growth
2010	32,703	26.15	$855		2.01%	1.40%	11.33%
2009	36,221	23.49	851		4.75	1.40	37.64
2008	42,541	17.07	726		0.00	1.40	(49.56)
2007	46,127	33.84	1,561		1.40	1.40	20.62
2006	53,030	28.06	1,488		0.41	1.40	24.69
Balanced Wealth Strategy
2010	27,050	34.43	931		2.65	1.40	9.08
2009	30,960	31.56	977		1.09	1.40	23.14
2008	40,404	25.63	1,036		5.62	1.40	(31.44)
2007	51,873	37.38	1,939		2.75	1.40	1.61
2006	65,808	36.79	2,421		2.45	1.40	10.22

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Division invests.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

0912-1118400